Liabilities Related to Business Combinations and to Non-Controlling Interests	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities in business combination [abstract]
Liabilities Related to Business Combinations and to Non-Controlling Interests
B.11. Liabilities related to business combinations and to
non-controlling
interests
For a description of the nature of the liabilities reported in the line item
Liabilities related to business combinations and to
non-controlling
interests
, refer to Note B.8.4. to the consolidated financial statements for the year ended December 31, 2024.
The liabilities related to business combinations and to
non-controlling
interests shown in the table below are level 3 instruments under the IFRS 13 and IFRS 7 fair value hierarchy (see Note A.5.).
Movements in liabilities related to business combinations and to non-controlling
interests in the first half of 2025 are shown below:

( € million)	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Other	Total (a)

Balance at January 1, 2025	72	568	1	641

Payments made	(72)	—	—	(72)

Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	1	71	—	72

Currency translation differences	(1)	(76)	—	(77)

Balance at June 30, 2025	—	563	1	564

Of which:

• Current portion				—

• Non-current portion				564

(a)	As of January 1, 2025, this comprised a non-current portion of €569 million and a current portion of €72 million.
(b	Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.
As of June 30, 2025,
Liabilities related to business combinations and to
non-controlling
interests
mainly comprised the contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi’s acquisition of Translate Bio in September 2021. The fair value of the Shire liability is determined by applying the contractual terms to development and sales projections that are weighted to reflect the probability of success, and discounted. The liability was measured at
€
563 million as of June 30, 2025, compared with
€
568 million as of December 31, 2024. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 10%.
The MSD contingent consideration liability arising from the 2016 acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture was extinguished during 2024 in accordance with the contractual terms. Sanofi has no further liability in respect of this contingent consideration following settlement of the milestone linked to 2024 sales.